Business And Significant Accounting Policies (Intangible Assets And Accumulated Amortization) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 109.0	$ 106.7
Accumulated Amortization	16.0	11.4
Lloyd's Capacity [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	60.5	60.5
Title Plant [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.8	1.8
Distribution Network [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	40.4	39.9
Accumulated Amortization	13.9	10.1
Additional Lloyd's Capacity [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.8	3.0
Accumulated Amortization	1.2	0.6
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.5	1.5
Accumulated Amortization	$ 0.9	$ 0.7